Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of PIPE pre-funded warrants
The following table summarizes the PIPE pre-funded warrant activity for the year ended December 31, 2025:

	PIPE Pre-funded Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
PIPE pre-funded warrants outstanding at December 31, 2024	-	$-	-
Granted	1,480,000	$0.00001	0.89
Exercised	-	$-	-
Expired or cancelled	-	$-	-
PIPE pre-funded warrants outstanding at December 31, 2025	1,480,000	$0.00001	0.89
PIPE pre-funded warrants exercisable at December 31, 2025	1,480,000	$0.00001	0.89